Consolidated Statement Of Shareholders' Equity And Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	Predecessor [Member] Common shares [Member]	Predecessor [Member] Additional Paid-In-Capital [Member]	Predecessor [Member] Retained Earnings [Member]	Predecessor [Member] Accumulated Other Comprehensive Income (Loss) [Member]		Predecessor [Member]	Successor [Member] Common shares [Member]	Successor [Member] Additional Paid-In-Capital [Member]	Successor [Member] Retained Earnings [Member]	Successor [Member] Accumulated Other Comprehensive Income (Loss) [Member]		Successor [Member]
Balance at Dec. 31, 2008	$ 5,672	$ 264,878	$ 375,216	$ (74,810)		$ 570,956
Balance, shares at Dec. 31, 2008	128,105,007
Issuance of equity shares on exercise of options	44	5,474				5,518
Issuance of equity shares on exercise of options, shares	1,021,025
Tax benefit arising on exercise of stock options		814				814
Compensation cost related to employee stock option plan		5,309				5,309
Cash dividend on common shares (including corporate dividend tax)			(9,263)			(9,263)
Comprehensive income (loss):
Net income			119,780			119,780
Currency translation adjustment				27,702		27,702
Unrealized (loss) gain on investments, net of tax				(3,944)		(3,944)
Unrealized gain (loss) on foreign currency derivative contracts, net of tax				30,530		30,530
Actuarial gain (loss) related to defined benefit plan, net of tax				(368)		(368)
Comprehensive income (loss)						173,700
Balance at Dec. 31, 2009	5,716	276,475	485,733	(20,890)		747,034
Balance, shares at Dec. 31, 2009	129,126,032
Issuance of equity shares on exercise of options	99	9,598				9,697
Issuance of equity shares on exercise of options, shares	2,293,048
Tax benefit arising on exercise of stock options		1,330				1,330
Compensation cost related to employee stock option plan		8,625				8,625
Cash dividend on common shares (including corporate dividend tax)			(216,442)			(216,442)
Comprehensive income (loss):
Net income			133,179			133,179
Currency translation adjustment				18,030		18,030
Unrealized (loss) gain on investments, net of tax				(1,151)		(1,151)
Unrealized gain (loss) on foreign currency derivative contracts, net of tax				461		461
Actuarial gain (loss) related to defined benefit plan, net of tax				(928)		(928)
Comprehensive income (loss)						149,591
Balance at Dec. 31, 2010	5,815	296,028	402,470	(4,478)		699,835
Balance, shares at Dec. 31, 2010	131,419,080
Issuance of equity shares on exercise of options	97	5,428				5,525
Issuance of equity shares on exercise of options, shares	2,188,588
Tax benefit arising on exercise of stock options		364				364
Compensation cost related to employee stock option plan		2,719				2,719
Comprehensive income (loss):
Net income			26,181			26,181
Currency translation adjustment				(554)		(554)
Unrealized (loss) gain on investments, net of tax				2,848	[1]	2,848
Unrealized gain (loss) on foreign currency derivative contracts, net of tax				(3,296)		(3,296)
Actuarial gain (loss) related to defined benefit plan, net of tax				442		442
Comprehensive income (loss)						25,621
Balance at May. 15, 2011	5,912	304,539	428,651	(5,038)		734,064	5,912	1,445,063				1,450,975
Balance, shares at May. 15, 2011	133,607,668						133,607,668
Issuance of equity shares on exercise of options							37	776				813
Issuance of equity shares on exercise of options, shares							886,465
Compensation cost related to employee stock option plan								3,295				3,295
Comprehensive income (loss):
Net income									47,321			47,321
Currency translation adjustment										(221,423)		(221,423)
Unrealized (loss) gain on investments, net of tax										2,655	[2]	2,655
Unrealized gain (loss) on foreign currency derivative contracts, net of tax										(19,933)		(19,933)
Actuarial gain (loss) related to defined benefit plan, net of tax										176		176
Comprehensive income (loss)												(191,204)
Balance at Dec. 31, 2011							$ 5,949	$ 1,449,134	$ 47,321	$ (238,525)		$ 1,263,879
Balance, shares at Dec. 31, 2011							134,494,133

[1]	Net of reclassification of gain into earnings on maturity/sale amounting to $1,054.
[2]	Net of reclassification of gain into earnings on maturity/sale amounting to $2,906.